DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 36,317		$ 33,123
Liability Derivatives - Fair Value	829		1,313
Mark to market derivative gain (loss)	6,962	$ 25,877
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	35,895		32,858
Liability Derivatives - Fair Value	160		0
Mark to market derivative gain (loss)	9,625	23,798
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	374		265
Liability Derivatives - Fair Value	79		10
Mark to market derivative gain (loss)	47	1,787
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	48		0
Liability Derivatives - Fair Value	590		$ 1,303
Mark to market derivative gain (loss)	(21)	(189)
Forward freight agreements
Derivative [Line Items]
Mark to market derivative gain (loss)	$ (2,689)	$ 481